Schedule of investments
Nomura Small Cap Growth Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.47%♣
Communication Services — 2.74%
IMAX †	788,055	$ 29,126,513
		29,126,513
Consumer Discretionary — 9.59%
Boot Barn Holdings †	64,014	11,296,550
Dorman Products †	132,683	16,345,219
Group 1 Automotive	26,413	10,388,233
Modine Manufacturing †	75,498	10,079,738
Ollie's Bargain Outlet Holdings †	170,137	18,648,716
OneSpaWorld Holdings	557,818	11,569,145
Shake Shack Class A †	119,000	9,659,230
Sportradar Group Class A †	449,883	10,693,719
Universal Technical Institute †	117,136	3,060,764
		101,741,314
Consumer Staples — 3.18%
Chefs' Warehouse †	271,536	16,924,839
PriceSmart	136,833	16,785,304
		33,710,143
Energy — 1.87%
APA	498,118	12,183,966
Solaris Energy Infrastructure	166,515	7,654,695
		19,838,661
Financials — 8.27%
Affiliated Managers Group	24,026	6,926,215
Axos Financial †	78,250	6,742,020
FirstCash Holdings	117,609	18,744,523
Hamilton Lane Class A	31,284	4,201,754
Houlihan Lokey	70,112	12,212,809
Paymentus Holdings Class A †	237,456	7,501,235
Seacoast Banking	563,195	17,695,587
WisdomTree	1,130,136	13,776,358
		87,800,501
Healthcare — 26.38%
Adaptive Biotechnologies †	1,022,356	16,603,061
ADMA Biologics †	945,690	17,249,386
Alphatec Holdings †	593,131	12,479,476
ANI Pharmaceuticals †	199,442	15,743,951
Artivion †	264,726	12,074,153
Axsome Therapeutics †	107,582	19,648,777
Catalyst Pharmaceuticals †	518,821	12,109,282
Encompass Health	191,793	20,356,909
GeneDx Holdings †	115,578	15,032,075
Guardant Health †	141,911	14,494,790
HealthEquity †	121,467	11,127,592
LENZ Therapeutics †	265,588	4,249,408
Mirum Pharmaceuticals †	281,119	22,205,590
Phreesia †	541,874	9,168,508
PROCEPT BioRobotics †	95,329	2,999,050
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Repligen †	36,391	$ 5,963,029
Tarsus Pharmaceuticals †	323,000	26,447,240
TransMedics Group †	46,985	5,715,725
Travere Therapeutics †	553,720	21,157,641
Vericel †	420,253	15,133,311
		279,958,954
Industrials — 22.89%
AAR †	221,317	18,322,834
AeroVironment †	24,896	6,022,093
American Superconductor †	306,390	8,817,904
ATI †	159,676	18,324,418
Bloom Energy Class A †	33,154	2,880,751
CBIZ †	152,539	7,695,593
Clean Harbors †	21,626	5,070,865
Construction Partners Class A †	143,280	15,553,044
Everus Construction Group †	225,065	19,256,561
ExlService Holdings †	290,858	12,344,014
Federal Signal	34,066	3,699,227
Flowserve	232,960	16,162,765
FTAI Aviation	87,626	17,249,178
Huron Consulting Group †	96,381	16,665,239
Kratos Defense & Security Solutions †	49,499	3,757,469
Legence Class A †	229,596	9,881,812
Leonardo DRS	320,683	10,932,083
Loar Holdings †	62,415	4,244,220
Mercury Systems †	92,614	6,761,748
SkyWest †	82,202	8,253,903
SPX Technologies †	75,385	15,081,523
Standex International	39,033	8,481,090
Willdan Group †	72,235	7,487,880
		242,946,214
Information Technology — 23.67%
Advanced Energy Industries	104,596	21,899,265
Agilysys †	140,182	16,659,229
AvePoint †	1,097,639	15,246,206
Bel Fuse Class B	24,551	4,164,586
Descartes Systems Group †	111,198	9,747,617
Fabrinet †	7,418	3,377,267
Lumentum Holdings †	62,643	23,089,583
MACOM Technology Solutions Holdings †	78,293	13,410,025
Mirion Technologies †	400,007	9,368,164
MKS	66,770	10,669,846
OSI Systems †	125,903	32,112,819
Q2 Holdings †	146,740	10,588,758
Rambus †	105,598	9,703,400
Rubrik Class A †	83,707	6,401,911
NQ- IV002 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Small Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
SailPoint †	846,944	$ 17,133,677
ServiceTitan Class A †	94,115	10,023,248
Silicon Laboratories †	118,758	15,521,671
Silicon Motion Technology ADR	71,294	6,608,954
Synaptics †	208,515	15,434,280
		251,160,506
Materials — 0.88%
Knife River †	132,620	9,329,817
		9,329,817
Total Common Stocks (cost $810,199,587)		1,055,612,623

Short-Term Investments — 0.81%
Money Market Mutual Funds — 0.81%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	2,159,984	2,159,984
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	2,159,985	2,159,985
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	2,159,985	2,159,985
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	2,159,986	$ 2,159,986
Total Short-Term Investments (cost $8,639,940)		8,639,940

Total Value of Securities—100.28% (cost $818,839,527)		1,064,252,563
Liabilities Net of Receivables and Other Assets—(0.28%)		(2,990,508)
Net Assets Applicable to 71,140,278 Shares Outstanding—100.00%		$1,061,262,055
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV002 [1225] 0226 (5191634)